Condensed Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of shares, net of issuance costs	$ 6